Exploration and Evaluation Assets - LANXESS Arkansas Facilities (Details)					12 Months Ended
	Feb. 23, 2022	Feb. 16, 2021 USD ($)	May 04, 2018 CAD ($)	May 04, 2018 USD ($) facility	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets					$ 3,509,773	$ 5,924,200
LANXESS southern Arkansas Facilities | LANXESS [member]
IfrsStatementLineItems [Line Items]
Number of facilities | facility				3
Purchase of exploration and evaluation assets		$ 3,000,000	$ 3,834,000	$ 3,000,000
Amount payable upon completion of certain development phases				$ 3,000,000
South West Arkansas Project
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Project Company | the Project
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	100.00%
LANXESS Corporation [Member] | Project Company | Forecast [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	49.00%
LANXESS Corporation [Member] | Project Company | Forecast [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	30.00%